Morgan Creek - Exos SPAC Originated ETF
Schedule of Investments
September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Aerospace/Defense - 2.9%
Joby Aviation, Inc. (a)(d)	23,944	$240,877
Rocket Lab USA, Inc. (a)	17,156	276,726
		517,603
Auto Manufacturers - 6.7%
Arrival SA (a)(b)(d)	19,052	250,534
Fisker, Inc. (a)	16,584	242,956
Lucid Group, Inc. (a)	9,851	250,018
Nikola Corp. (a)	21,766	232,243
The Lion Electric Co. (a)(b)(d)	18,329	231,312
		1,207,063
Auto Parts & Equipment - 2.5%
Luminar Technologies, Inc. (a)	14,466	225,670
QuantumScape Corp. (a)	9,388	230,382
		456,052
Biotechnology - 1.2%
Humacyte, Inc. (a)(d)	18,942	219,917

Building Materials - 1.3%
SmartRent, Inc. (a)	18,596	242,120

Chemicals - 1.3%
Danimer Scientific, Inc. (a)	14,567	238,025

Commercial Services - 6.3%
Nerdy, Inc. (a)	22,835	228,122
Paya Holdings, Inc. (a)	22,592	245,575
Payoneer Global, Inc. (a)	25,240	215,802
Paysafe, Ltd. (a)(b)	29,804	230,981
Vivint Smart Home, Inc. (a)	23,118	218,465
		1,138,945
Diversified Financial Services - 2.6%
Blue Owl Capital, Inc.	15,576	242,362
SoFi Technologies, Inc. (a)	14,132	224,416
		466,778
Electrical Components & Equipment - 1.3%
ChargePoint Holdings, Inc. (a)	12,093	241,739

Energy-Alternate Sources - 1.3%
STEM, Inc. (a)	9,929	237,204

Entertainment - 5.2%
DraftKings, Inc. - Class A (a)	4,674	225,100
Genius Sports, Ltd. (a)(b)	12,870	240,154
Golden Nugget Online Gaming, Inc. (a)	12,963	225,167
Rush Street Interactive, Inc. (a)	12,606	242,161
		932,582
Environmental Control - 1.3%
PureCycle Technologies, Inc. (a)(d)	17,788	236,225

Food - 1.3%
Utz Brands, Inc.	13,497	231,204

Healthcare-Products - 1.3%
Butterfly Network, Inc. (a)(d)	21,595	225,452

Healthcare-Services - 3.9%
23andMe Holding Co. (a)	27,211	246,531
Cano Health, Inc. (a)	17,554	222,585
Ginkgo Bioworks Holdings, Inc. (a)(d)	19,729	228,659
		697,775
Internet - 1.4%
Opendoor Technologies, Inc. (a)	12,313	252,786

Leisure Time - 1.3%
Virgin Galactic Holdings, Inc. (a)	9,575	242,247

Machinery-Constructon & Mining - 1.4%
Vertiv Holdings Co.	10,148	244,465

Metal Fabricate/Hardware - 2.6%
Hillman Solutions Corp. (a)	19,992	238,504
Janus International Group, Inc. (a)	19,004	232,609
		471,113
Mining - 1.3%
MP Materials Corp. (a)	7,142	230,187

Packaging & Containers - 1.3%
Ardagh Metal Packaging SA (a)(b)(d)	24,021	239,249

Pre-Combination Special Purpose Acquisition Companies - 32.6%
AltC Acquisition Corp. (a)	12,177	119,578
Altimeter Growth Corp. - Class A (a)(b)(d)	11,476	117,285
Ares Acquisition Corp. - Class A (a)(b)	12,176	118,594
Austerlitz Acquisition Corp. I - Class A (a)(b)	11,916	118,445
Austerlitz Acquisition Corp. II - Class A (a)(b)	12,178	118,736
Bluescape Opportunities Acquisition Corp. - Class A (a)(b)	12,061	118,198
BowX Acquisition Corp. - Class A (a)	11,404	114,040
Bridgetown Holdings, Ltd. - Class A (a)(b)	12,082	118,524
CC Neuberger Principal Holdings II - Class A (a)(b)	12,060	118,429
Churchill Capital Corp. V (a)	12,001	117,370
Churchill Capital Corp. VI - Class A (a)	12,102	118,237
Churchill Capital Corp. VII - Class A (a)	12,201	118,594
CM Life Sciences III, Inc. - Class A (a)	11,826	117,314
Cohn Robbins Holdings Corp. - Class A (a)(b)	12,104	118,861
Compute Health Acquisition Corp. - Class A (a)	12,189	119,087
Conx Corp. - Class A (a)	12,113	118,707
Decarbonization Plus Acquisition Corp. III (a)	11,460	115,173
dMY Technology Group, Inc. IV - Class A (a)	11,920	118,127
E.Merge Technology Acquisition Corp. - Class A (a)	12,107	118,891
Far Peak Acquisition Corp. - Class A (a)(b)	11,897	118,375
Fortress Value Acquisition Corp. IV - Class A (a)	12,259	119,403
Gores Guggenheim, Inc. - Class A (a)	11,905	121,669
Gores Metropoulos II, Inc. - Class A (a)(d)	11,970	118,264
GS Acquisition Holdings Corp. II - Class A (a)	11,347	115,966
Health Assurance Acquisition Corp. - Class A (a)	11,987	117,233
Horizon Acquisition Corp. - Class A (a)(b)	11,888	118,642
Horizon Acquisition Corp. II - Class A (a)(b)	12,142	118,992
Independence Holdings Corp. - Class A (a)(b)	12,309	120,259
Jaws Mustang Acquisition Corp. - Class A (a)(b)	12,178	118,857
Khosla Ventures Acquisition Co. II - Class A (a)	11,264	114,668
Longview Acquisition Corp. II - Class A (a)	11,763	116,336
M3-Brigade Acquisition II Corp. (a)	11,891	117,840
Montes Archimedes Acquisition Corp. - Class A (a)(d)	11,612	108,572
Motive Capital Corp. - Class A (a)(b)	12,097	119,760
Mudrick Capital Acquisition Corp. II - Class A (a)	11,961	119,012
NextGen Acquisition Corp. II - Class A (a)(b)	11,794	116,879
Northern Genesis Acquisition Corp. II (a)	11,958	118,743
Power & Digital Infrastructure Acquisition Corp. - Class A (a)	11,533	116,599
RedBall Acquisition Corp. - Class A (a)(b)	12,053	118,602
Reinvent Technology Partners - Class A (a)(b)	11,963	118,793
Simon Property Group Acquisition Holdings, Inc. - Class A (a)	12,246	119,399
Social Capital Hedosophia Holdings Corp. IV (a)(b)	11,499	116,370
Social Capital Hedosophia Holdings Corp. VI - Class A (a)(b)	11,381	115,517
Spartan Acquisition Corp. III - Class A (a)	11,946	118,026
Sports Entertainment Acquisition Corp. - Class A (a)	11,899	119,228
SVF Investment Corp. - Class A (a)(b)	12,165	118,730
Tishman Speyer Innovation Corp. II - Class A (a)	12,227	119,825
TPG Pace Beneficial Finance Corp. - Class A (a)(b)	10,933	115,343
Trebia Acquisition Corp. - Class A (a)(b)	11,931	118,236
Vy Global Growth - Class A (a)(b)	12,082	118,524
		5,894,852
Retail - 1.1%
Cazoo Group, Ltd. (a)(b)(d)	26,298	204,335

Software - 12.7%
Alight, Inc. - Class A (a)	20,912	240,070
AvePoint, Inc. (a)	26,855	227,999
CCC Intelligent Solutions Holdings, Inc. (a)	21,745	228,540
E2open Parent Holdings, Inc. (a)	20,630	233,118
Hims & Hers Health, Inc. (a)	30,714	231,584
ironSource, Ltd. - Class A (a)(b)	20,664	224,617
Matterport, Inc. (a)	11,183	211,471
Porch Group, Inc. (a)	13,278	234,755
Skillz, Inc. (a)(d)	21,768	213,762
WM Technology, Inc. (a)	16,705	242,222
		2,288,138
Telecommunications - 1.3%
Cyxtera Technologies, Inc. (a)(d)	25,980	240,314
TOTAL COMMON STOCKS (Cost $21,024,971)		$17,596,370

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 11.5%
First American Government Obligations Fund, Class X, 0.03% (e)	2,071,350	2,071,350
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,071,350)		2,071,350

SHORT-TERM INVESTMENTS - 2.2%	Principal Amount
U.S. Treasury Bills - 2.2%
0.04%, 3/24/2022 (c)	392,000	391,919
TOTAL SHORT-TERM INVESTMENTS (Cost $391,962)		391,919

Total Investments (Cost $23,488,283) - 111.0%		20,059,639
Liabilities in Excess of Other Assets - (11.0%)		(1,979,059)
TOTAL NET ASSETS - 100.00%		$18,080,580

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the effective yield as of September 30, 2021.
(d)	All or a portion of this security is on loan as of September 30, 2021. The market values of securities out on loan is $1,985,304.
(e)	The rate shown is the annualized seven-day yield at period end.
Percentages are stated as a percent of net assets.

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels.

Level 1 Includes quoted prices in active markets for identical securities. Level 2 Includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 Includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$17,476,792	$119,578	$-	$17,596,370
U.S. Treasury Bills	-	391,919	-	391,919
Investments Purchased With Proceeds From Securities Lending	-	-	-	2,071,350
Total Investments - Assets	$17,476,792	$511,497	$-	$20,059,639

* See the Schedule of Investments for industry classifications.